Employee Benefit Plans - Net Periodic Cost and OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial (gain) loss	$ (45)	$ 26	$ 21
Amortization of actuarial loss	(12)	(13)	(14)
Current year prior service cost	6	0	0
Amortization of prior service cost	(1)	(1)	(1)
Curtailments	0	0	9
Other	(1)	(1)	0
Total recognized in other comprehensive (income) loss	(53)	11	15
Net periodic benefit gain	(15)	(11)	(9)
Total recognized in net periodic benefit cost and other comprehensive loss	$ (68)	$ 0	$ 6
Projected benefit obligation:
Discount rate	1.58%	1.09%	1.60%
Rate of compensation increase	2.12%	2.12%	2.56%
Net periodic pension cost:
Discount rate	1.09%	1.60%	2.38%
Rate of compensation increase	2.12%	2.56%	3.69%
Expected return on plan assets	4.03%	5.02%	5.23%
Other Postretirement Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial (gain) loss	$ 0	$ 0	$ 1
Amortization of actuarial loss	0	0	0
Amortization of prior service cost	0	0	0
Curtailments	0	0	1
Total recognized in other comprehensive (income) loss	0	0	2
Net periodic benefit gain	0	0	(1)
Total recognized in net periodic benefit cost and other comprehensive loss	$ 0	$ 0	$ 1
Projected benefit obligation:
Discount rate	2.91%	2.46%	3.27%
Net periodic pension cost:
Discount rate	2.46%	3.27%	3.51%
Rate of compensation increase	0.00%	0.00%	4.35%